Statement of Changes in Net Assets Available for Benefits - EBP 56-1848578 006 $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 95,613
Interest and dividend income	10,667
Investment income, Total	106,280
Interest on notes receivable from participants	1,824
Contributions:
Employees	54,685
Martin Marietta Materials, Inc.	22,252
Rollovers	9,353
Total contributions	86,290
Deductions from net assets attributed to:
Benefits paid to participants	128,430
Administrative expenses	698
Total deductions	129,128
Net change	65,266
Beginning of year	838,202
End of year	$ 903,468